American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
October 31, 2021

Strategic Allocation: Aggressive - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 52.3%
American Century Diversified Corporate Bond ETF	288,278	15,022,167
American Century Emerging Markets Bond ETF	133,102	6,519,336
American Century Focused Dynamic Growth ETF	543,496	47,727,264
American Century Focused Large Cap Value ETF	748,196	45,946,267
American Century Multisector Income ETF	531,791	26,499,146
American Century Quality Diversified International ETF	641,891	33,117,853
American Century STOXX U.S. Quality Growth ETF	522,127	39,863,091
American Century STOXX U.S. Quality Value ETF	760,080	38,372,791
Avantis Emerging Markets Equity ETF	487,342	31,472,546
Avantis International Equity ETF	499,019	32,268,165
Avantis International Small Cap Value ETF	170,103	11,279,530
Avantis U.S. Equity ETF	725,252	56,801,737
Avantis U.S. Small Cap Value ETF	266,474	20,960,845
TOTAL AFFILIATED FUNDS (Cost $298,480,419)		405,850,738
COMMON STOCKS — 33.8%
Aerospace and Defense — 0.4%
BAE Systems plc	129,383	975,569
General Dynamics Corp.	3,561	721,993
HEICO Corp.	3,578	498,737
Lockheed Martin Corp.	1,369	454,946
Mercury Systems, Inc.(2)	2,987	153,950
Spirit AeroSystems Holdings, Inc., Class A	1,980	81,754
		2,886,949
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	349	43,018
United Parcel Service, Inc., Class B	2,762	589,604
		632,622
Airlines — 0.2%
Ryanair Holdings plc, ADR(2)	2,689	305,228
Southwest Airlines Co.(2)	20,604	974,157
		1,279,385
Auto Components — 0.5%
Aptiv plc(2)	9,464	1,636,231
BorgWarner, Inc.	17,142	772,590
Bridgestone Corp.	5,700	252,164
Fox Factory Holding Corp.(2)	1,262	203,119
Hyundai Mobis Co. Ltd.	1,558	336,791
Linamar Corp.	3,170	174,355
Sumitomo Rubber Industries Ltd.	14,100	173,769
Valeo	13,204	387,961
		3,936,980
Automobiles — 0.4%
Bayerische Motoren Werke AG	7,521	759,892
Daimler AG	11,496	1,141,121
Honda Motor Co. Ltd., ADR	9,917	293,345
Nissan Motor Co. Ltd.(2)	83,700	426,021
Tesla, Inc.(2)	680	757,520
		3,377,899

Banks — 1.7%
AIB Group plc(2)	48,655	131,684
Banco Bilbao Vizcaya Argentaria SA	64,431	450,896
Banco Bradesco SA	84,263	254,709
Banco do Brasil SA	48,300	244,333
Bancorp, Inc. (The)(2)	4,262	130,204
Bank of America Corp.	19,329	923,540
Barclays plc	271,734	749,843
BNP Paribas SA	9,602	642,731
CaixaBank SA	107,916	310,222
Canadian Western Bank	3,808	121,815
Commerce Bancshares, Inc.	1,526	107,598
Erste Group Bank AG	10,119	433,961
First Hawaiian, Inc.	13,191	363,940
HDFC Bank Ltd., ADR	5,832	419,379
HSBC Holdings plc	103,200	621,265
JPMorgan Chase & Co.	6,207	1,054,507
Jyske Bank A/S(2)	2,623	127,968
M&T Bank Corp.	4,224	621,435
Mitsubishi UFJ Financial Group, Inc.	113,800	624,022
Mizuho Financial Group, Inc.	30,550	403,198
Prosperity Bancshares, Inc.	7,263	546,977
Regions Financial Corp.	29,508	698,749
Silvergate Capital Corp., Class A(2)	921	144,247
Societe Generale SA	9,086	303,508
Standard Chartered plc (London)	36,605	247,560
Sumitomo Mitsui Financial Group, Inc.	11,300	366,681
Triumph Bancorp, Inc.(2)	1,916	224,747
Truist Financial Corp.	15,581	988,926
UniCredit SpA	13,585	179,586
Virgin Money UK plc(2)	37,109	103,530
Westamerica Bancorporation	5,807	323,798
		12,865,559
Beverages — 0.2%
Celsius Holdings, Inc.(2)	3,740	360,985
MGP Ingredients, Inc.	1,553	99,718
PepsiCo, Inc.	4,888	789,901
Royal Unibrew A/S	1,129	140,250
		1,390,854
Biotechnology — 0.7%
Acceleron Pharma, Inc.(2)	677	117,920
ADC Therapeutics SA(2)	3,609	104,625
Alnylam Pharmaceuticals, Inc.(2)	3,324	530,377
Amgen, Inc.	1,097	227,046
Arcutis Biotherapeutics, Inc.(2)	3,692	78,197
Arena Pharmaceuticals, Inc.(2)	1,178	67,605
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,330	189,286
Blueprint Medicines Corp.(2)	1,349	151,749
Bridgebio Pharma, Inc.(2)(3)	2,271	112,142
CareDx, Inc.(2)	1,661	84,711
Centessa Pharmaceuticals plc, ADR(2)	3,823	65,756
CSL Ltd.	2,186	497,403
Cytokinetics, Inc.(2)	3,071	107,209
Deciphera Pharmaceuticals, Inc.(2)	2,590	86,480
Erasca, Inc.(2)	2,663	52,674

Fate Therapeutics, Inc.(2)	1,138	61,224
Global Blood Therapeutics, Inc.(2)	2,999	109,524
Halozyme Therapeutics, Inc.(2)	3,790	144,285
Heron Therapeutics, Inc.(2)	2,868	31,577
Horizon Therapeutics plc(2)	6,462	774,858
Immunovant, Inc.(2)	2,342	18,830
Insmed, Inc.(2)	4,948	149,182
Intellia Therapeutics, Inc.(2)	613	81,517
Invitae Corp.(2)(3)	2,044	54,166
Iovance Biotherapeutics, Inc.(2)	1,335	32,454
KalVista Pharmaceuticals, Inc.(2)	2,727	49,031
Karuna Therapeutics, Inc.(2)	1,126	158,068
Kinnate Biopharma, Inc.(2)(3)	1,793	42,620
Kymera Therapeutics, Inc.(2)	1,396	82,196
Natera, Inc.(2)	5,218	597,826
Relay Therapeutics, Inc.(2)	1,752	58,254
Sigilon Therapeutics, Inc.(2)	3,137	16,908
Turning Point Therapeutics, Inc.(2)	3,438	142,952
Vertex Pharmaceuticals, Inc.(2)	511	94,499
Vitrolife AB	1,011	65,799
		5,238,950
Building Products — 0.4%
Johnson Controls International plc	9,485	695,915
Masco Corp.	4,812	315,427
Masonite International Corp.(2)	1,545	185,415
Sanwa Holdings Corp.	9,600	111,971
Trane Technologies plc	4,937	893,251
Trex Co., Inc.(2)	1,540	163,856
Zurn Water Solutions Corp.	12,029	436,412
		2,802,247
Capital Markets — 1.5%
Ameriprise Financial, Inc.	3,203	967,722
Bank of New York Mellon Corp. (The)	21,062	1,246,871
BlackRock, Inc.	581	548,150
Credit Suisse Group AG	50,492	525,203
Euronext NV	1,188	133,655
flatexDEGIRO AG(2)	207	4,702
GCM Grosvenor, Inc., Class A	7,764	88,898
Intercontinental Exchange, Inc.	1,992	275,812
Intermediate Capital Group plc	4,229	126,849
LPL Financial Holdings, Inc.	8,130	1,333,483
MarketAxess Holdings, Inc.	691	282,391
Morgan Stanley	9,846	1,011,972
MSCI, Inc.	1,595	1,060,484
Northern Trust Corp.	10,962	1,348,765
Open Lending Corp., Class A(2)	6,335	199,679
Partners Group Holding AG	366	639,385
S&P Global, Inc.	1,431	678,523
State Street Corp.	3,464	341,377
T. Rowe Price Group, Inc.	2,722	590,347
		11,404,268
Chemicals — 0.5%
Air Liquide SA	2,019	337,088
Air Products and Chemicals, Inc.	885	265,332
Albemarle Corp.	1,695	424,547

Axalta Coating Systems Ltd.(2)	15,634	487,624
Diversey Holdings Ltd.(2)	10,204	177,550
Ecolab, Inc.	1,073	238,442
Element Solutions, Inc.	26,636	604,903
Koninklijke DSM NV	2,491	544,229
Linde plc	2,195	700,644
OCI NV(2)	2,453	69,539
Sherwin-Williams Co. (The)	1,207	382,148
		4,232,046
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	3,301	227,373
Clean Harbors, Inc.(2)	2,493	280,562
Driven Brands Holdings, Inc.(2)	8,798	285,671
Elis SA(2)	6,194	117,609
Japan Elevator Service Holdings Co. Ltd.	5,000	108,354
Republic Services, Inc.	3,100	417,260
		1,436,829
Communications Equipment — 0.5%
Arista Networks, Inc.(2)	2,678	1,097,150
Cisco Systems, Inc.	11,233	628,711
F5 Networks, Inc.(2)	7,670	1,619,520
Juniper Networks, Inc.	12,488	368,646
Telefonaktiebolaget LM Ericsson, B Shares	26,861	293,199
		4,007,226
Construction and Engineering†
Arcadis NV	3,195	155,727
Hazama Ando Corp.	10,800	73,134
JTOWER, Inc.(2)	1,400	133,009
		361,870
Construction Materials†
Eagle Materials, Inc.	1,114	165,273
Summit Materials, Inc., Class A(2)	3,501	124,811
		290,084
Consumer Finance — 0.1%
American Express Co.	2,570	446,615
goeasy Ltd.(3)	707	110,791
		557,406
Containers and Packaging — 0.5%
Amcor plc	19,215	231,925
Avery Dennison Corp.	4,669	1,016,535
Ball Corp.	9,228	844,177
Intertape Polymer Group, Inc.	5,084	115,516
Packaging Corp. of America	3,529	484,779
SIG Combibloc Group AG(2)	5,225	136,648
Sonoco Products Co.	17,213	997,493
		3,827,073
Distributors†
D'ieteren Group	1,043	179,839
Diversified Consumer Services — 0.1%
Chegg, Inc.(2)	1,929	114,660
European Wax Center, Inc., Class A(2)	5,867	187,040
IDP Education Ltd.	5,488	155,272
		456,972
Diversified Financial Services†
Wendel SE	809	107,767

Zenkoku Hosho Co. Ltd.	2,900	140,141
		247,908
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	56,365	107,084
Cellnex Telecom SA	9,982	613,890
IHS Holding Ltd.(2)	9,164	154,138
Verizon Communications, Inc.	2,138	113,293
		988,405
Electric Utilities — 0.5%
Edison International	17,909	1,127,013
Evergy, Inc.	5,659	360,761
Eversource Energy	4,174	354,373
Iberdrola SA	34,827	411,627
NextEra Energy, Inc.	12,768	1,089,493
Pinnacle West Capital Corp.	7,522	485,094
Xcel Energy, Inc.	3,751	242,277
		4,070,638
Electrical Equipment — 1.0%
AMETEK, Inc.	6,226	824,322
Eaton Corp. plc	2,522	415,525
Emerson Electric Co.	9,735	944,392
Generac Holdings, Inc.(2)	1,130	563,373
Hexatronic Group AB(3)	2,128	93,392
Hubbell, Inc.	2,114	421,468
Nexans SA	1,226	123,009
nVent Electric plc	40,766	1,445,155
Plug Power, Inc.(2)	6,960	266,359
Regal Rexnord Corp.	3,223	490,960
Rockwell Automation, Inc.	2,420	772,948
Schneider Electric SE	4,266	735,535
Sensata Technologies Holding plc(2)	3,874	213,457
Ushio, Inc.	4,400	78,718
		7,388,613
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	2,242	418,469
Cognex Corp.	13,178	1,154,261
Comet Holding AG	314	116,837
Fabrinet(2)	871	83,616
Hexagon AB, B Shares	33,719	542,663
Jabil, Inc.	1,409	84,484
Keyence Corp.	1,000	603,615
Keysight Technologies, Inc.(2)	9,886	1,779,678
National Instruments Corp.	2,782	118,151
nLight, Inc.(2)	4,098	115,236
Sesa SpA	754	147,926
TE Connectivity Ltd.	685	100,010
		5,264,946
Energy Equipment and Services — 0.1%
Baker Hughes Co.	23,242	582,909
Schlumberger NV	16,867	544,130
		1,127,039
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA(2)	768	55,857
Electronic Arts, Inc.	1,659	232,675
Live Nation Entertainment, Inc.(2)	4,324	437,372

ROBLOX Corp., Class A(2)	2,057	172,829
Roku, Inc.(2)	2,311	704,624
Sea Ltd., ADR(2)	1,391	477,906
Walt Disney Co. (The)(2)	4,930	833,515
Zynga, Inc., Class A(2)	20,149	148,700
		3,063,478
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Campus Communities, Inc.	8,361	449,153
AvalonBay Communities, Inc.	2,918	690,632
Brixmor Property Group, Inc.	8,256	193,521
Capital & Counties Properties plc	91,933	207,348
Charter Hall Group	18,484	242,508
Comforia Residential REIT, Inc.	59	171,968
CoreSite Realty Corp.	2,043	291,046
Digital Realty Trust, Inc.	4,551	718,193
DigitalBridge Group, Inc.(2)	15,077	101,016
Dream Industrial Real Estate Investment Trust	9,973	136,589
Empire State Realty Trust, Inc., Class A	11,208	108,493
Equinix, Inc.	546	457,040
Equity Residential	5,082	439,085
Essential Properties Realty Trust, Inc.	4,797	142,903
Essex Property Trust, Inc.	3,283	1,115,990
Extra Space Storage, Inc.	3,619	714,282
Fibra Uno Administracion SA de CV	210,318	209,215
Goodman Group	27,586	456,738
Healthcare Trust of America, Inc., Class A	20,643	689,270
Healthpeak Properties, Inc.	21,557	765,489
Host Hotels & Resorts, Inc.(2)	29,143	490,477
Ingenia Communities Group	50,541	249,885
Innovative Industrial Properties, Inc.(3)	2,454	645,623
Invincible Investment Corp.	420	166,046
Invitation Homes, Inc.	24,034	991,402
Iron Mountain, Inc.	5,063	231,075
Japan Hotel REIT Investment Corp.	61	36,838
Kilroy Realty Corp.	3,593	242,096
Kimco Realty Corp.	19,641	443,887
Kite Realty Group Trust	7,935	161,080
Klepierre SA(2)	12,676	301,768
LaSalle Logiport REIT	90	149,630
Life Storage, Inc.	5,096	681,896
Link REIT	14,500	128,462
Mapletree Commercial Trust	106,200	171,781
Mapletree Logistics Trust	99,900	149,803
MGM Growth Properties LLC, Class A	16,393	645,556
Mitsubishi Estate Logistics REIT Investment Corp.	30	129,725
NETSTREIT Corp.	4,865	117,928
Orix JREIT, Inc.	129	214,024
Outfront Media, Inc.	3,576	89,007
Prologis, Inc.	22,159	3,212,169
Realty Income Corp.	6,753	482,367
Regency Centers Corp.	5,943	418,447
Rexford Industrial Realty, Inc.	8,316	558,835
Ryman Hospitality Properties, Inc.(2)	4,006	342,673
Scentre Group	145,971	332,943
Segro plc	21,340	377,175

Shaftesbury plc(3)	26,590	226,949
Simon Property Group, Inc.	7,729	1,132,917
SOSiLA Logistics REIT, Inc.	83	124,807
Sun Communities, Inc.	2,797	548,156
Tritax Big Box REIT plc	53,641	165,077
UDR, Inc.	12,012	667,026
Ventas, Inc.	5,791	309,066
VICI Properties, Inc.	10,013	293,882
Welltower, Inc.	7,965	640,386
Weyerhaeuser Co.	4,930	176,100
Workspace Group plc	22,282	250,506
		24,997,949
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	679	333,756
Grocery Outlet Holding Corp.(2)	2,957	65,616
Koninklijke Ahold Delhaize NV	26,201	852,383
MARR SpA	4,369	102,945
MatsukiyoCocokara & Co.	2,900	128,584
Sysco Corp.	11,362	873,738
Zur Rose Group AG(2)	905	321,899
		2,678,921
Food Products — 0.4%
Bakkafrost P/F	959	88,711
Conagra Brands, Inc.	31,283	1,007,313
General Mills, Inc.	6,358	392,924
Glanbia plc	3,711	60,605
J.M. Smucker Co. (The)	3,541	435,047
Kellogg Co.	5,439	333,411
Mondelez International, Inc., Class A	6,305	382,966
Orkla ASA	44,826	435,996
Sovos Brands, Inc.(2)	10,552	170,520
Vital Farms, Inc.(2)	1,987	32,627
Whole Earth Brands, Inc.(2)	9,817	119,080
		3,459,200
Gas Utilities — 0.1%
Atmos Energy Corp.	4,939	454,980
Nippon Gas Co. Ltd.	3,100	38,451
Spire, Inc.	6,072	381,079
		874,510
Health Care Equipment and Supplies — 1.1%
Align Technology, Inc.(2)	706	440,805
Arjo AB, B Shares	9,863	134,504
Becton Dickinson and Co.	2,324	556,807
DexCom, Inc.(2)	1,732	1,079,400
Eckert & Ziegler Strahlen- und Medizintechnik AG	543	81,307
Edwards Lifesciences Corp.(2)	4,774	572,021
Envista Holdings Corp.(2)	10,397	406,523
IDEXX Laboratories, Inc.(2)	1,695	1,129,107
Inari Medical, Inc.(2)	1,966	177,962
Inmode Ltd.(2)	1,394	132,068
Koninklijke Philips NV	9,351	441,835
Medtronic plc	3,610	432,695
Menicon Co. Ltd.	2,300	86,352
NeuroPace, Inc.(2)	4,658	70,615
Ortho Clinical Diagnostics Holdings plc(2)	8,887	175,696

ResMed, Inc.	485	127,511
SI-BONE, Inc.(2)	5,538	124,882
Silk Road Medical, Inc.(2)	2,938	172,490
Tandem Diabetes Care, Inc.(2)	1,668	227,398
Teleflex, Inc.	1,500	535,410
Zimmer Biomet Holdings, Inc.	11,676	1,671,069
		8,776,457
Health Care Providers and Services — 1.2%
Alfresa Holdings Corp.	18,000	253,745
Amedisys, Inc.(2)	2,226	376,951
AmerisourceBergen Corp.	2,531	308,833
Amvis Holdings, Inc.	1,400	101,450
Cardinal Health, Inc.	12,240	585,194
Centene Corp.(2)	6,655	474,102
Chartwell Retirement Residences	18,007	173,726
Cigna Corp.	2,747	586,787
Covetrus, Inc.(2)	4,019	81,144
CVS Health Corp.	5,617	501,486
Encompass Health Corp.	5,403	343,415
HealthEquity, Inc.(2)	3,276	216,806
Henry Schein, Inc.(2)	11,401	870,466
Humana, Inc.	526	243,622
McKesson Corp.	3,741	777,679
Progyny, Inc.(2)	2,906	178,515
Quest Diagnostics, Inc.	4,860	713,351
R1 RCM, Inc.(2)	21,594	468,590
RadNet, Inc.(2)	3,689	114,691
Tenet Healthcare Corp.(2)	1,801	129,060
UnitedHealth Group, Inc.	1,775	817,334
Universal Health Services, Inc., Class B	7,162	888,804
		9,205,751
Health Care Technology — 0.3%
Cerner Corp.	14,434	1,072,302
Health Catalyst, Inc.(2)	4,214	221,825
OptimizeRx Corp.(2)	1,897	183,440
Veeva Systems, Inc., Class A(2)	3,173	1,005,872
		2,483,439
Hotels, Restaurants and Leisure — 0.8%
Autogrill SpA(2)(3)	14,626	114,822
Basic-Fit NV(2)(3)	2,333	113,281
Booking Holdings, Inc.(2)	153	370,379
Chipotle Mexican Grill, Inc.(2)	588	1,046,070
Churchill Downs, Inc.	985	226,550
Corporate Travel Management Ltd.(2)	7,289	135,046
Cracker Barrel Old Country Store, Inc.	2,059	274,197
Expedia Group, Inc.(2)	2,533	416,451
Food & Life Cos. Ltd.	3,300	143,033
Greggs plc	3,683	153,938
Hilton Worldwide Holdings, Inc.(2)	8,200	1,180,390
Planet Fitness, Inc., Class A(2)	1,930	153,531
SeaWorld Entertainment, Inc.(2)	3,517	223,329
Sodexo SA(2)	6,271	610,101
Whitbread plc(2)	9,629	430,780
Wingstop, Inc.	1,149	198,168

Wyndham Hotels & Resorts, Inc.	1,897	160,240
		5,950,306
Household Durables — 0.2%
Haseko Corp.	12,700	165,367
Lovesac Co. (The)(2)	2,371	184,962
Open House Co. Ltd.	4,200	267,847
Sonos, Inc.(2)	5,460	178,105
Taylor Wimpey plc	287,870	609,078
Token Corp.	1,000	81,541
		1,486,900
Household Products — 0.2%
Colgate-Palmolive Co.	3,051	232,456
Kimberly-Clark Corp.	4,275	553,570
Procter & Gamble Co. (The)	4,133	590,977
		1,377,003
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	2,300	128,551
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	3,133	684,936
Lifco AB, B Shares	2,192	63,915
Turkiye Sise ve Cam Fabrikalari AS	531,890	478,449
		1,227,300
Insurance — 0.8%
Aegon NV	50,910	258,230
Aflac, Inc.	16,721	897,416
AIA Group Ltd.	39,800	446,039
Allstate Corp. (The)	4,448	550,084
Arthur J. Gallagher & Co.	1,288	215,959
ASR Nederland NV	2,303	107,652
Chubb Ltd.	5,963	1,165,051
Goosehead Insurance, Inc., Class A	918	132,467
Kinsale Capital Group, Inc.	1,138	212,977
Marsh & McLennan Cos., Inc.	2,081	347,111
Palomar Holdings, Inc.(2)	1,548	141,564
Progressive Corp. (The)	2,308	218,983
Prudential Financial, Inc.	2,380	261,919
Reinsurance Group of America, Inc.	7,793	920,197
Ryan Specialty Group Holdings, Inc., Class A(2)	4,049	153,012
Storebrand ASA	10,861	116,486
Travelers Cos., Inc. (The)	2,086	335,596
		6,480,743
Interactive Media and Services — 0.8%
Alphabet, Inc., Class A(2)	1,013	2,999,412
Baidu, Inc., Class A(2)	23,250	475,094
carsales.com Ltd.	5,308	99,335
Eventbrite, Inc., Class A(2)	6,512	131,803
fuboTV, Inc.(2)(3)	3,261	97,210
Match Group, Inc.(2)	5,482	826,576
Meta Platforms, Inc., Class A(2)	2,264	732,562
Pinterest, Inc., Class A(2)	10,973	489,835
QuinStreet, Inc.(2)	12,542	175,588
Tencent Holdings Ltd.	9,600	583,966
		6,611,381
Internet and Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd.(2)	21,100	433,872

Amazon.com, Inc.(2)	630	2,124,631
BHG Group AB(2)	866	9,986
Chewy, Inc., Class A(2)(3)	5,708	432,666
Etsy, Inc.(2)	3,066	768,616
Revolve Group, Inc.(2)	1,674	125,617
		3,895,388
IT Services — 1.3%
Accenture plc, Class A	1,992	714,710
Adyen NV(2)	250	754,327
Alten SA	767	123,595
Amdocs Ltd.	4,308	335,335
Atos SE	3,526	183,961
Capgemini SE	3,450	804,412
Capita plc(2)	138,282	89,753
Cloudflare, Inc., Class A(2)	3,367	655,622
DigitalOcean Holdings, Inc.(2)	2,170	211,770
Edenred	6,614	357,891
Endava plc, ADR(2)	1,058	167,651
ENECHANGE Ltd.(2)	700	32,712
EPAM Systems, Inc.(2)	1,300	875,212
Euronet Worldwide, Inc.(2)	2,239	251,193
Hennge KK(2)	1,400	69,236
I3 Verticals, Inc., Class A(2)	3,111	69,655
Indra Sistemas SA(2)	17,105	206,874
Mastercard, Inc., Class A	1,981	664,665
MAXIMUS, Inc.	2,932	247,959
NEXTDC Ltd.(2)	14,531	129,716
Nuvei Corp.(2)	942	113,436
Okta, Inc.(2)	3,236	799,874
PayPal Holdings, Inc.(2)	3,005	698,933
Perficient, Inc.(2)	1,519	187,748
Remitly Global, Inc.(2)	897	27,466
Repay Holdings Corp.(2)	2,192	46,054
Square, Inc., Class A(2)	2,192	557,864
TDCX, Inc., ADR(2)	2,428	69,635
Thoughtworks Holding, Inc.(2)	2,648	76,501
Twilio, Inc., Class A(2)	870	253,483
Visa, Inc., Class A	3,270	692,488
		10,469,731
Leisure Products — 0.2%
Accell Group NV(2)	1,203	49,597
BRP, Inc.	1,030	90,566
Brunswick Corp.	2,021	188,135
Callaway Golf Co.(2)	7,136	193,029
Hayward Holdings, Inc.(2)	9,417	218,380
Peloton Interactive, Inc., Class A(2)	3,509	320,863
Polaris, Inc.	3,624	416,579
Solo Brands, Inc., Class A(2)	2,433	44,670
		1,521,819
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(2)	2,466	397,692
Agilent Technologies, Inc.	7,920	1,247,321
Bio-Techne Corp.	1,507	789,141
ICON plc(2)	1,665	477,472
Lonza Group AG	749	615,528

Mettler-Toledo International, Inc.(2)	679	1,005,517
NeoGenomics, Inc.(2)	3,800	174,800
Repligen Corp.(2)	1,897	551,078
Thermo Fisher Scientific, Inc.	1,000	633,070
Wuxi Biologics Cayman, Inc.(2)	30,000	454,409
		6,346,028
Machinery — 0.7%
AGCO Corp.	1,311	160,217
ANDRITZ AG	2,617	148,642
Astec Industries, Inc.	2,233	119,197
Cargotec Oyj, B Shares	796	41,220
Crane Co.	549	56,701
Cummins, Inc.	3,040	729,114
Graco, Inc.	6,116	459,801
IHI Corp.	5,200	121,461
IMI plc	4,837	108,019
John Bean Technologies Corp.	1,443	213,203
Kornit Digital Ltd.(2)	952	159,251
Metso Outotec Oyj	2,485	24,965
Oshkosh Corp.	4,497	481,179
PACCAR, Inc.	5,732	513,702
Parker-Hannifin Corp.	4,952	1,468,714
Techtronic Industries Co. Ltd.	19,500	400,632
Timken Co. (The)	1,314	93,228
Xylem, Inc.	2,347	306,495
		5,605,741
Media — 0.4%
Atresmedia Corp. de Medios de Comunicacion SA(2)	12,081	49,245
Comcast Corp., Class A	5,829	299,786
Criteo SA, ADR(2)	1,100	36,344
Fox Corp., Class B	21,086	779,339
Future plc	3,519	169,768
Nordic Entertainment Group AB, B Shares(2)	2,080	120,615
Publicis Groupe SA	8,127	545,593
Storytel AB(2)(3)	1,154	22,753
WPP plc	49,186	710,972
		2,734,415
Metals and Mining — 0.2%
APERAM SA	1,461	87,110
Mineral Resources Ltd.	2,112	62,089
MMC Norilsk Nickel PJSC	1,813	565,959
OZ Minerals Ltd.	6,954	132,278
Teck Resources Ltd., Class B	15,819	441,350
		1,288,786
Multi-Utilities — 0.1%
NorthWestern Corp.	14,281	812,018
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	7,724	832,338
Magazine Luiza SA	75,876	145,465
Marks & Spencer Group plc(2)	43,751	109,979
Target Corp.	1,217	315,958
		1,403,740
Oil, Gas and Consumable Fuels — 0.6%
ConocoPhillips	22,991	1,712,600
Devon Energy Corp.	16,330	654,506

Matador Resources Co.	6,479	271,146
Neste Oyj	7,363	409,912
Pioneer Natural Resources Co.	2,710	506,716
Surgutneftegas PJSC, Preference Shares	742,467	404,442
TotalEnergies SE	3,754	187,981
Whitecap Resources, Inc.(3)	59,603	357,830
		4,505,133
Paper and Forest Products — 0.1%
Mondi plc	31,355	783,052
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	810	262,707
Pharmaceuticals — 0.9%
ALK-Abello A/S(2)	266	115,285
Arvinas, Inc.(2)	1,111	96,190
AstraZeneca plc	2,325	290,861
AstraZeneca plc, ADR	12,963	808,632
Bristol-Myers Squibb Co.	8,900	519,760
Dermapharm Holding SE	1,215	122,208
Edgewise Therapeutics, Inc.(2)(3)	2,587	42,685
GlaxoSmithKline plc	50,430	1,046,969
Harmony Biosciences Holdings, Inc.(2)(3)	1,654	68,591
Laboratorios Farmaceuticos Rovi SA	1,784	125,167
Merck & Co., Inc.	5,622	495,017
Novartis AG	4,083	337,716
Novo Nordisk A/S, B Shares	9,095	997,311
Reata Pharmaceuticals, Inc., Class A(2)	583	55,974
Sanofi	2,088	209,727
Sanofi, ADR	12,744	642,680
Takeda Pharmaceutical Co. Ltd.	15,600	437,827
Ventyx Biosciences, Inc.(2)	3,329	67,645
Zoetis, Inc.	2,560	553,472
		7,033,717
Professional Services — 0.7%
ASGN, Inc.(2)	1,255	150,173
BayCurrent Consulting, Inc.	200	83,004
Bureau Veritas SA	14,315	455,003
CoStar Group, Inc.(2)	5,925	509,846
DKSH Holding AG	1,388	111,255
en Japan, Inc.	2,500	99,280
First Advantage Corp.(2)	10,272	192,086
Hays plc	52,697	119,424
HireRight Holdings Corp.(2)	7,287	125,701
IHS Markit Ltd.	1,045	136,602
IR Japan Holdings Ltd.	200	18,444
Jacobs Engineering Group, Inc.	6,073	852,771
Outsourcing, Inc.	7,200	138,120
Recruit Holdings Co. Ltd.	12,300	818,184
Sterling Check Corp.(2)	3,979	85,349
Teleperformance	1,173	489,976
TransUnion	3,082	355,324
Verisk Analytics, Inc.	2,796	587,915
Visional, Inc.(2)	1,500	116,608
		5,445,065
Real Estate Management and Development — 0.4%
Altus Group Ltd.	2,219	116,383

Capitaland Investment Ltd.(2)	50,600	129,080
CBRE Group, Inc., Class A(2)	2,126	221,274
Colliers International Group, Inc.	603	87,658
Colliers International Group, Inc. (Toronto)	816	118,378
CTP NV(3)	9,652	204,969
Fastighets AB Balder, B Shares(2)	1,626	117,898
FirstService Corp.	333	66,417
Grainger plc	36,977	155,519
Hulic Co. Ltd.	12,900	124,040
Newmark Group, Inc., Class A	9,513	141,553
Relo Group, Inc.	3,300	68,640
Samhallsbyggnadsbolaget i Norden AB	18,463	123,772
Savills plc	6,359	123,677
Tokyu Fudosan Holdings Corp.	52,600	304,786
Tricon Residential, Inc.	4,176	60,803
Tricon Residential, Inc. (Toronto)(3)	38,803	564,675
VGP NV	497	128,540
		2,858,062
Road and Rail — 0.2%
Canadian Pacific Railway Ltd.	4,876	377,401
Heartland Express, Inc.	22,436	366,380
Norfolk Southern Corp.	1,225	358,986
TFI International, Inc.	1,191	132,063
Union Pacific Corp.	1,152	278,093
		1,512,923
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	2,914	350,350
AIXTRON SE	2,306	54,767
Applied Materials, Inc.	3,704	506,152
ASM International NV	142	64,267
ASML Holding NV	728	591,791
BE Semiconductor Industries NV	1,300	118,775
Enphase Energy, Inc.(2)	3,564	825,529
Ichor Holdings Ltd.(2)	4,608	201,462
Infineon Technologies AG	11,284	528,445
MACOM Technology Solutions Holdings, Inc.(2)	3,659	255,471
Marvell Technology, Inc.	13,968	956,808
Monolithic Power Systems, Inc.	594	312,123
Nova Ltd.(2)	1,152	125,130
NVIDIA Corp.	5,210	1,332,041
Onto Innovation, Inc.(2)	2,442	193,431
Power Integrations, Inc.	1,778	183,507
Semtech Corp.(2)	3,441	292,588
Skyworks Solutions, Inc.	3,475	580,777
SOITEC(2)	277	73,752
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	806,371
Texas Instruments, Inc.	3,152	590,937
		8,944,474
Software — 2.7%
Adobe, Inc.(2)	884	574,918
Atlassian Corp. plc, Class A(2)	2,274	1,041,788
Autodesk, Inc.(2)	1,905	605,047
Cadence Design Systems, Inc.(2)	10,554	1,827,003
CDK Global, Inc.	8,556	372,357
Coupa Software, Inc.(2)	1,454	331,076

Darktrace plc(2)	2,933	32,248
Dassault Systemes SE	8,440	492,874
Datadog, Inc., Class A(2)	3,651	609,900
Descartes Systems Group, Inc. (The)(2)	1,410	115,149
DocuSign, Inc.(2)	4,058	1,129,301
Enfusion, Inc., Class A(2)	3,506	72,329
Everbridge, Inc.(2)	977	155,646
HubSpot, Inc.(2)	1,698	1,375,770
Kinaxis, Inc.(2)(3)	729	113,143
Lightspeed Commerce, Inc.(2)	850	82,850
m-up Holdings, Inc.	1,900	64,961
Manhattan Associates, Inc.(2)	8,872	1,610,623
Microsoft Corp.	14,461	4,795,557
Model N, Inc.(2)	4,265	138,229
nCino, Inc.(2)	2,346	170,460
Open Text Corp.	11,068	557,274
Palantir Technologies, Inc., Class A(2)	33,467	866,126
Palo Alto Networks, Inc.(2)	3,752	1,910,106
Paycor HCM, Inc.(2)	5,278	171,218
Paylocity Holding Corp.(2)	911	277,983
SailPoint Technologies Holdings, Inc.(2)	3,174	152,288
salesforce.com, Inc.(2)	1,433	429,456
ServiceNow, Inc.(2)	203	141,645
Sprout Social, Inc., Class A(2)	2,288	292,132
SPS Commerce, Inc.(2)	1,082	165,254
Tenable Holdings, Inc.(2)	5,325	283,556
Workday, Inc., Class A(2)	581	168,478
		21,126,745
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	4,800	1,082,496
Arko Corp.(2)	9,882	94,768
Burlington Stores, Inc.(2)	3,202	884,680
Carvana Co.(2)	1,705	516,922
City Chic Collective Ltd.(2)	26,537	124,182
Five Below, Inc.(2)	1,581	311,931
Floor & Decor Holdings, Inc., Class A(2)	5,238	711,949
Home Depot, Inc. (The)	2,951	1,097,005
Leslie's, Inc.(2)	10,080	208,454
Musti Group Oyj(2)	3,117	122,614
National Vision Holdings, Inc.(2)	3,476	214,261
Nextage Co. Ltd.	8,000	146,614
Pets at Home Group plc	21,515	141,976
TJX Cos., Inc. (The)	5,498	360,064
Tractor Supply Co.	804	174,605
Watches of Switzerland Group plc(2)	10,586	164,376
WH Smith plc(2)	280	5,994
		6,362,891
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	15,037	2,252,542
HP, Inc.	25,066	760,252
		3,012,794
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	2,700	67,288
Capri Holdings Ltd.(2)	1,625	86,515
Crocs, Inc.(2)	1,845	297,875

Deckers Outdoor Corp.(2)		500	197,655
Li Ning Co. Ltd.		39,500	435,885
lululemon athletica, Inc.(2)		2,378	1,108,172
LVMH Moet Hennessy Louis Vuitton SE		620	486,155
NIKE, Inc., Class B		4,487	750,630
Pandora A/S		738	103,272
Puma SE		4,090	507,364
			4,040,811
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.		20,246	245,584
Trading Companies and Distributors — 0.5%
AddTech AB, B Shares		4,814	107,700
Ashtead Group plc		7,132	597,734
Beacon Roofing Supply, Inc.(2)		4,363	230,672
Diploma plc		3,364	138,251
Electrocomponents plc		9,676	148,871
Finning International, Inc.		7,839	232,079
Grafton Group plc		8,601	157,979
H&E Equipment Services, Inc.		3,119	140,604
Howden Joinery Group plc		9,410	118,455
MSC Industrial Direct Co., Inc., Class A		9,781	822,289
NOW, Inc.(2)		10,933	78,936
W.W. Grainger, Inc.		1,464	677,993
Yamazen Corp.		6,100	56,518
			3,508,081
TOTAL COMMON STOCKS (Cost $173,617,247)			262,774,201
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	240,784
Australia Government Bond, 3.00%, 3/21/47	AUD	120,000	93,961
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	88,214
			422,959
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(4)	EUR	69,000	83,131
Republic of Austria Government Bond, 0.75%, 10/20/26(4)	EUR	41,000	49,935
Republic of Austria Government Bond, 4.15%, 3/15/37(4)	EUR	29,000	52,973
			186,039
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	27,000	52,113
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	652,569
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	145,166
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	170,188
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	179,688
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	122,355
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	18,634
			1,288,600
China — 1.7%
China Government Bond, 2.64%, 8/13/22	CNY	63,500,000	9,945,165
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,986,889
China Government Bond, 3.25%, 6/6/26	CNY	400,000	63,733
China Government Bond, 3.29%, 5/23/29	CNY	300,000	47,934
			13,043,721

Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	27,996
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	39,542
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	17,034
			56,576
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	58,000	78,156
Finland Government Bond, 0.125%, 4/15/36(4)	EUR	350,000	394,196
			472,352
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(5)	EUR	1,050,000	1,182,734
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	159,986
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	93,577
Italy†
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	42,367
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	275,804
			318,171
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	700,165
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	336,066
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,287,202
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	75,247,304	683,712
			3,007,145
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	62,471
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	111,437
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	223,569
			335,006
Namibia†
Namibia International Bonds, 5.25%, 10/29/25		$200,000	213,444
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(4)(5)	EUR	65,000	75,226
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	100,000	120,316
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	27,000	51,124
			246,666
Norway†
Norway Government Bond, 2.00%, 5/24/23(4)	NOK	85,000	10,201
Norway Government Bond, 1.75%, 2/17/27(4)	NOK	510,000	60,834
			71,035
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	81,940
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	56,033
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	18,721
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	68,172
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	171,931
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,446
			176,377

Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	36,328
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	107,061
			143,389
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	194,140
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,466,682
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	35,515
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,777,572)			23,481,560
U.S. TREASURY SECURITIES — 2.8%
U.S. Treasury Bills, 0.10%, 11/4/21(6)		440,000	439,999
U.S. Treasury Bills, 0.11%, 12/7/21(6)		160,000	159,992
U.S. Treasury Bills, 0.08%, 12/9/21(6)		400,000	399,974
U.S. Treasury Bills, 0.09%, 12/14/21(6)		890,000	889,939
U.S. Treasury Bills, 0.07%, 12/16/21(6)		310,000	309,972
U.S. Treasury Bonds, 3.00%, 5/15/42		250,000	293,818
U.S. Treasury Bonds, 3.75%, 11/15/43		40,000	52,693
U.S. Treasury Bonds, 3.125%, 8/15/44(7)		350,000	423,268
U.S. Treasury Bonds, 3.00%, 5/15/45		100,000	119,461
U.S. Treasury Bonds, 3.00%, 11/15/45		50,000	59,943
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(7)		725,655	835,191
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		271,310	330,906
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		2,739,487	3,522,623
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		455,652	688,808
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		799,049	994,299
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		368,863	449,203
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		1,349,882	1,886,024
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		836,446	1,052,317
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		453,316	596,803
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		577,918	657,979
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		1,959,335	2,112,072
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		1,381,584	1,531,089
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26		3,129,450	3,408,268
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		379,197	440,491
U.S. Treasury Notes, 2.00%, 12/31/21(7)		200,000	200,622
U.S. Treasury Notes, 2.25%, 8/15/27(7)		200,000	210,422
TOTAL U.S. TREASURY SECURITIES (Cost $19,273,837)			22,066,176
CORPORATE BONDS — 2.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.81%, 5/1/50		70,000	96,096
Howmet Aerospace, Inc., 5.125%, 10/1/24		160,000	175,600
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,750
TransDigm, Inc., 4.625%, 1/15/29		290,000	288,550
			611,996
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(4)		315,000	330,829
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	145,600
			476,429
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(4)		110,000	118,525

Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	374,625
General Motors Co., 5.15%, 4/1/38		120,000	145,096
			519,721
Banks — 0.3%
Akbank T.A.S., 5.00%, 10/24/22		70,000	71,530
Avi Funding Co. Ltd., 3.80%, 9/16/25(4)		143,000	154,286
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	123,479
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	141,521
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	59,380
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	120,025
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	120,720
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	136,997
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	191,829
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	76,781
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	113,659
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	200,000	237,034
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	200,000	249,321
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	92,006
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	32,937
			1,921,505
Biotechnology†
AbbVie, Inc., 4.40%, 11/6/42		$280,000	336,682
Capital Markets — 0.1%
LPL Holdings, Inc., 4.375%, 5/15/31(4)		424,000	434,611
Chemicals†
Dow Chemical Co. (The), 3.60%, 11/15/50		170,000	185,414
Equate Petrochemical BV, 4.25%, 11/3/26(4)		46,000	50,290
Olin Corp., 5.125%, 9/15/27		70,000	72,800
Westlake Chemical Corp., 2.875%, 8/15/41		60,000	58,082
			366,586
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(4)		145,000	144,369
Ball Corp., 5.25%, 7/1/25		35,000	39,063
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(4)		40,000	40,138
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(4)		40,000	42,150
Sealed Air Corp., 5.125%, 12/1/24(4)		105,000	113,269
			378,989
Diversified Financial Services — 0.1%
Allen C Stonecipher Life Insurance Trust, VRDN, 0.10%, 11/5/21 (LOC: FHLB)		155,000	155,000
Fiore Capital LLC, VRDN, 0.11%, 11/5/21 (LOC: Wells Fargo Bank N.A.)		450,000	450,000
MDGH GMTN RSC Ltd., 3.25%, 4/28/22(4)		57,000	57,800
			662,800
Diversified Telecommunication Services — 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	111,750
Level 3 Financing, Inc., 4.625%, 9/15/27(4)		185,000	189,856
Lumen Technologies, Inc., 5.80%, 3/15/22		45,000	45,568
Ooredoo International Finance Ltd., 3.75%, 6/22/26(4)		86,000	94,223
Turk Telekomunikasyon AS, 4.875%, 6/19/24(4)		115,000	117,684
			559,081
Electric Utilities — 0.1%
Duke Energy Florida LLC, 3.85%, 11/15/42		40,000	45,699
Duke Energy Progress LLC, 4.15%, 12/1/44		40,000	47,672
Exelon Corp., 4.45%, 4/15/46		20,000	24,766
Greenko Investment Co., 4.875%, 8/16/23(4)		57,000	57,606

Israel Electric Corp. Ltd., 6.875%, 6/21/23(4)	57,000	62,350
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	74,426
PacifiCorp, 2.90%, 6/15/52	60,000	59,770
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	22,721
		395,010
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.95%, 4/15/28	398,000	436,074
EPR Properties, 3.60%, 11/15/31	55,000	55,195
IIP Operating Partnership LP, 5.50%, 5/25/26	180,000	190,102
Iron Mountain, Inc., 4.875%, 9/15/29(4)	355,000	367,208
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	97,749
		1,146,328
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46	80,000	90,418
Food Products†
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)	90,000	92,309
MHP SE, 7.75%, 5/10/24(4)	71,000	76,787
Post Holdings, Inc., 4.625%, 4/15/30(4)	190,000	191,187
		360,283
Health Care Providers and Services — 0.1%
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(4)	17,000	18,445
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(4)	42,000	39,829
CVS Health Corp., 4.78%, 3/25/38	40,000	48,984
DaVita, Inc., 4.625%, 6/1/30(4)	270,000	271,687
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	72,881
Team Health Holdings, Inc., 6.375%, 2/1/25(4)	45,000	39,900
Tenet Healthcare Corp., 6.125%, 10/1/28(4)	245,000	257,544
		749,270
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(4)	120,000	120,780
Caesars Entertainment, Inc., 4.625%, 10/15/29(4)	110,000	110,666
Golden Nugget, Inc., 6.75%, 10/15/24(4)	140,000	140,525
MGM Resorts International, 6.00%, 3/15/23	135,000	142,623
MGM Resorts International, 4.625%, 9/1/26	39,000	40,804
Penn National Gaming, Inc., 5.625%, 1/15/27(4)	175,000	180,906
Penn National Gaming, Inc., 4.125%, 7/1/29(4)	43,000	41,979
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	200,000	203,000
		981,283
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	272,924
Meritage Homes Corp., 5.125%, 6/6/27	190,000	209,714
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)	136,000	134,939
		617,577
Industrial Conglomerates†
General Electric Co., 4.35%, 5/1/50	170,000	216,747
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(4)	86,000	91,607
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	98,663
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(4)	80,000	83,300
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(4)	274,000	273,145
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	69,079
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	160,000	189,658
CSC Holdings LLC, 5.875%, 9/15/22	125,000	129,063

CSC Holdings LLC, 7.50%, 4/1/28(4)	200,000	213,000
DISH DBS Corp., 7.75%, 7/1/26	165,000	183,562
Gray Television, Inc., 5.875%, 7/15/26(4)	175,000	180,687
Ziggo BV, 5.50%, 1/15/27(4)	150,000	153,938
		1,475,432
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(4)	200,000	208,247
Allegheny Technologies, Inc., 4.875%, 10/1/29	240,000	240,132
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(4)	235,000	243,813
First Quantum Minerals Ltd., 6.50%, 3/1/24(4)	140,000	142,275
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	262,932
Teck Resources Ltd., 6.25%, 7/15/41	130,000	174,037
		1,271,436
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(4)	355,000	358,106
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	37,722
NiSource, Inc., 5.65%, 2/1/45	70,000	97,876
Sempra Energy, 3.25%, 6/15/27	50,000	53,291
		188,889
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(4)	111,000	123,071
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	92,414
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	157,426
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(4)	79,000	80,564
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(4)	79,000	106,772
KazMunayGas National Co. JSC, 4.75%, 4/19/27	300,000	333,508
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	60,000	82,318
MEG Energy Corp., 6.50%, 1/15/25(4)	49,000	50,225
MEG Energy Corp., 5.875%, 2/1/29(4)	120,000	123,600
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,000
Petroleos Mexicanos, 3.50%, 1/30/23	50,000	50,588
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	85,390
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	48,798
SM Energy Co., 5.00%, 1/15/24	70,000	69,754
Southwestern Energy Co., 6.45%, 1/23/25	81,000	88,391
		1,532,819
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	47,475
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(4)	97,000	98,918
Real Estate Management and Development†
Howard Hughes Corp. (The), 4.375%, 2/1/31(4)	212,000	212,341
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	15,067
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	98,477
		113,544
Software†
NCR Corp., 5.125%, 4/15/29(4)	180,000	184,289
Specialty Retail†
Rent-A-Center, Inc., 6.375%, 2/15/29(4)	80,000	83,700
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 4.875%, 6/1/27	175,000	193,115
Western Digital Corp., 4.75%, 2/15/26	308,000	338,800
		531,915

Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(4)	90,000	93,938
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(4)	130,000	137,150
Millicom International Cellular SA, 5.125%, 1/15/28(4)	128,700	134,459
Sprint Corp., 7.875%, 9/15/23	70,000	77,700
Sprint Corp., 7.125%, 6/15/24	315,000	356,344
T-Mobile USA, Inc., 4.75%, 2/1/28	205,000	216,531
T-Mobile USA, Inc., 3.50%, 4/15/31	15,000	15,544
T-Mobile USA, Inc., 3.50%, 4/15/31(4)	85,000	88,082
		1,025,810
TOTAL CORPORATE BONDS (Cost $17,704,397)		18,352,723
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.52%, (3-month LIBOR plus 2.40%), 10/25/31(4)	325,000	325,016
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.72%, (3-month LIBOR plus 1.60%), 4/17/33(4)	375,000	374,202
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/18/31(4)	325,000	325,482
BDS Ltd., Series 2020-FL5, Class D, VRN, 2.66%, (SOFR plus 2.61%), 2/16/37(4)	340,000	339,042
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.58%, (3-month LIBOR plus 1.45%), 4/20/31(4)	300,000	299,069
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.52%, (3-month LIBOR plus 1.40%), 4/17/31(4)	325,000	324,503
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.87%, (3-month LIBOR plus 1.75%), 4/17/30(4)	250,000	249,980
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 1.97%, (3-month LIBOR plus 1.85%), 10/15/30(4)	200,000	200,002
Dryden CLO Ltd., Series 2021-87A, Class D, VRN, 3.09%, (3-month LIBOR plus 2.95%), 5/20/34(4)	250,000	251,433
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/15/33(4)	200,000	200,010
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.27%, (3-month LIBOR plus 3.15%), 4/15/33(4)	100,000	100,005
Elmwood CLO V Ltd., Series 2020-2A, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 10/20/34(4)	275,000	274,579
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.37%, (3-month LIBOR plus 2.25%), 1/17/34(4)	200,000	200,695
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.25%, (3-month LIBOR plus 1.12%), 7/20/31(4)	175,000	175,035
KKR CLO Ltd., Series 2018, Class CR, VRN, 2.22%, (3-month LIBOR plus 2.10%), 7/18/30(4)	375,000	375,002
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(4)	300,000	299,822
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.62%, (3-month LIBOR plus 1.50%), 4/15/31(4)	300,000	299,043
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/18/31(4)	250,000	250,124
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.22%, (3-month LIBOR plus 2.10%), 1/25/32(4)	300,000	300,440
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.54%, (1-month LIBOR plus 1.45%), 10/16/36(4)	500,000	499,748
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 2.98%, (3-month LIBOR plus 2.85%), 1/20/31(4)	125,000	125,426
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.73%, (3-month LIBOR plus 2.60%), 1/20/33(4)	200,000	200,529
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 10/19/32(4)	250,000	250,124
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.57%, (3-month LIBOR plus 2.45%), 10/15/32(4)	250,000	250,246
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.48%, (3-month LIBOR plus 2.35%), 1/20/32(4)	250,000	250,416
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 4/18/33(4)	500,000	500,496
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,222,359)		7,240,469
COMMERCIAL PAPER(6) — 0.9%
BPCE SA, 0.11%, 12/3/21(4)	250,000	249,985
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(4)	570,000	568,706
Commonwealth Bank of Australia, 0.18%, 4/19/22(4)	1,250,000	1,248,973
Regatta Funding Co. LLC, 0.19%, 1/19/22(4)	700,000	700,080
Ridgefield Funding Co. LLC, 0.19%, 11/2/21(4)	1,070,000	1,069,990
Royal Bank of Canada (New York), VRN, 0.14%, (3-month LIBOR plus 0.01%), 1/27/22	1,270,000	1,270,246
Toronto-Dominion Bank (The), 0.23%, 4/11/22(4)	1,520,000	1,518,864
TOTAL COMMERCIAL PAPER (Cost $6,627,351)		6,626,844

ASSET-BACKED SECURITIES — 0.4%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(4)	246,094	246,713
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	51,155	52,130
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(4)	300,000	298,868
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(4)	900,000	905,722
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(4)	392,748	385,420
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(4)	730,800	728,370
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	36,176	37,080
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	178,698	178,638
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	153,659	159,036
TOTAL ASSET-BACKED SECURITIES (Cost $2,997,557)		2,991,977
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	378,585
Diversified Telecommunication Services†
Telefonica Europe BV, 3.00%	300,000	357,771
Electric Utilities — 0.1%
Electricite de France SA, 3.375%	200,000	240,906
Enel SpA, 2.25%	100,000	119,993
		360,899
Insurance — 0.1%
Allianz SE, 2.625%	200,000	228,272
Allianz SE, MTN, 4.75%	100,000	125,226
Assicurazioni Generali SpA, MTN, 4.60%	100,000	127,967
Intesa Sanpaolo Vita SpA, 4.75%	100,000	125,773
		607,238
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	244,156
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(4)	285,000	293,550
TOTAL PREFERRED STOCKS (Cost $2,290,155)		2,242,199
CERTIFICATES OF DEPOSIT — 0.3%
Banks — 0.3%
Canadian Imperial Bank of Commerce, VRN, 0.23%, (3-month LIBOR plus 0.11%), 1/18/22	730,000	730,262
Svenska Handelsbanken AB, 0.23%, 5/10/22	1,200,000	1,200,353
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,930,569)		1,930,615
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	151,538
Illinois Housing Development Authority Rev., VRDN, 0.09%, 11/5/21 (LOC: FHLB)(LIQ FAC: FHLB)	600,000	600,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	21,379
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	14,468
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	65,555
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	47,988
New York City GO, 6.27%, 12/1/37	5,000	7,271
Newport News Economic Development Authority Rev., (Huntington Ingalls Industries, Inc.), VRDN, 0.12%, 11/5/21 (LOC: JPMorgan Chase Bank N.A.)	170,000	170,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	94,492
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	50,091
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	108,333
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	122,183
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	194,099
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,722
State of California GO, 4.60%, 4/1/38	30,000	34,808

State of California GO, 7.55%, 4/1/39	20,000	33,719
State of California GO, 7.30%, 10/1/39	25,000	39,776
State of California GO, 7.60%, 11/1/40	40,000	69,450
State of Washington GO, 5.14%, 8/1/40	20,000	27,485
TOTAL MUNICIPAL SECURITIES (Cost $1,592,209)		1,866,357
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,428	3,502
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.53%, 3/25/35	10,163	10,378
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.79%, 6/25/34	35,115	36,052
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.94%, 8/25/34	33,130	34,108
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.31%, 10/25/34	22,562	23,505
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.16%, 6/25/34	10,021	10,014
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	24,918	24,610
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.77%, 1/25/35	19,477	20,177
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(4)	20,595	20,754
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.72%, 11/21/34	49,607	50,422
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.15%, 11/25/35	19,498	19,555
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.84%, 2/25/35	16,974	17,269
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.84%, 2/25/35	6,790	6,928
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.75%, (SOFR plus 1.70%), 12/27/33(4)	550,000	550,764
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	12,807	13,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	11,952	12,319
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	14,233	14,738
		868,116
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	182,145	32,225
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	172,443	175,378
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	121,010	128,202
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	66,072	69,633
FNMA, Series 2018-C04, Class 2M2, VRN, 2.64%, (1-month LIBOR plus 2.55%), 12/25/30	465,038	473,134
		878,572
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,710,743)		1,746,688
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Value ETF	5,818	302,420
SPDR S&P 500 ETF Trust	682	313,208
TOTAL EXCHANGE-TRADED FUNDS (Cost $600,749)		615,628
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.87%), 7/1/36	12,460	13,182
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	18,235	19,629
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.26%), 4/1/37	23,497	25,100
FHLMC, VRN, 2.12%, (12-month LIBOR plus 1.86%), 7/1/41	13,933	14,778
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	16,600	17,304
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	19,150	19,960
FNMA, VRN, 1.68%, (6-month LIBOR plus 1.54%), 9/1/35	5,328	5,549
FNMA, VRN, 2.22%, (1-year H15T1Y plus 2.16%), 3/1/38	20,872	22,399
		137,901
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 3.50%, 3/1/34	36,719	39,205
GNMA, 2.50%, TBA	18,000	18,505
GNMA, 7.50%, 10/15/25	593	602

GNMA, 6.00%, 3/15/26	1,939	2,171
GNMA, 7.00%, 12/15/27	2,059	2,067
GNMA, 7.00%, 5/15/31	5,594	6,472
GNMA, 5.50%, 11/15/32	9,362	10,888
GNMA, 6.50%, 10/15/38	164,107	195,726
GNMA, 4.50%, 6/15/41	134,954	154,708
		430,344
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $520,576)		568,245
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,988,009)	13,988,009	13,988,009
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(8) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,237,940)	1,237,940	1,237,940
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $572,571,689)		773,580,369
OTHER ASSETS AND LIABILITIES — 0.4%		2,907,643
TOTAL NET ASSETS — 100.0%		$776,488,012

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	435,802	AUD	590,950	Bank of America N.A.	12/15/21	$(8,814)
CAD	36,138	USD	28,561	Morgan Stanley	12/31/21	644
USD	1,291,278	CAD	1,637,050	Bank of America N.A.	12/15/21	(31,573)
USD	711,702	CAD	906,128	Morgan Stanley	12/31/21	(20,585)
USD	16,797	CAD	21,355	Morgan Stanley	12/31/21	(461)
USD	17,978	CAD	22,631	Morgan Stanley	12/31/21	(312)
USD	19,247	CAD	24,011	Morgan Stanley	12/31/21	(158)
USD	23,122	CAD	28,596	Morgan Stanley	12/31/21	12
USD	20,902	CAD	25,869	Morgan Stanley	12/31/21	(4)
USD	179,508	CHF	165,226	Morgan Stanley	12/15/21	(1,179)
USD	13,036,083	CNY	84,943,120	Goldman Sachs & Co.	12/15/21	(170,614)
DKK	4,938,000	USD	768,938	UBS AG	12/15/21	(733)
USD	881,813	DKK	5,540,912	UBS AG	12/15/21	19,813
EUR	15,343	USD	17,960	Credit Suisse AG	12/31/21	(196)
EUR	36,386	USD	42,304	Credit Suisse AG	12/31/21	(175)
EUR	12,317	USD	14,281	Credit Suisse AG	12/31/21	(21)
EUR	10,698	USD	12,450	Credit Suisse AG	12/31/21	(64)
EUR	14,709	USD	17,102	Credit Suisse AG	12/31/21	(71)
EUR	35,642	USD	41,439	Credit Suisse AG	12/31/21	(171)
EUR	55,560	USD	64,340	Credit Suisse AG	12/31/21	(10)
EUR	105,903	USD	122,203	Credit Suisse AG	12/31/21	416
EUR	16,027	USD	18,653	Credit Suisse AG	12/31/21	(96)
USD	5,946,127	EUR	5,125,477	JPMorgan Chase Bank N.A.	11/17/21	19,351
USD	593,645	EUR	504,977	Credit Suisse AG	12/31/21	8,961
USD	1,765,175	EUR	1,501,523	Credit Suisse AG	12/31/21	26,646
USD	17,558	EUR	14,921	Credit Suisse AG	12/31/21	283
USD	20,584	EUR	17,806	Credit Suisse AG	12/31/21	(32)
USD	22,695	EUR	19,554	Credit Suisse AG	12/31/21	54
USD	12,127	EUR	10,396	Credit Suisse AG	12/31/21	90
USD	24,011	EUR	20,668	Credit Suisse AG	12/31/21	81
USD	38,484	EUR	33,135	Credit Suisse AG	12/31/21	118
GBP	50,000	USD	68,151	Bank of America N.A.	12/15/21	287
GBP	30,166	USD	41,347	JPMorgan Chase Bank N.A.	12/31/21	(51)

GBP	55,325	USD	75,113	JPMorgan Chase Bank N.A.	12/31/21	626
USD	1,946,590	GBP	1,413,071	Bank of America N.A.	12/15/21	12,442
USD	1,353,873	GBP	991,628	JPMorgan Chase Bank N.A.	12/31/21	(3,641)
USD	37,014	GBP	26,915	JPMorgan Chase Bank N.A.	12/31/21	169
USD	161,940	IDR	2,337,609,187	Goldman Sachs & Co.	12/15/21	(1,649)
JPY	2,431,697	USD	21,939	Bank of America N.A.	12/30/21	(587)
JPY	2,497,861	USD	22,493	Bank of America N.A.	12/30/21	(560)
JPY	3,285,760	USD	29,547	Bank of America N.A.	12/30/21	(696)
JPY	2,817,798	USD	25,301	Bank of America N.A.	12/30/21	(559)
JPY	2,143,778	USD	18,987	Bank of America N.A.	12/30/21	(163)
JPY	2,275,225	USD	20,069	Bank of America N.A.	12/30/21	(91)
JPY	3,238,180	USD	28,531	Bank of America N.A.	12/30/21	(97)
JPY	2,258,058	USD	19,906	Bank of America N.A.	12/30/21	(78)
JPY	1,691,740	USD	14,820	Bank of America N.A.	12/30/21	35
JPY	2,710,905	USD	23,739	Bank of America N.A.	12/30/21	65
JPY	1,588,284	USD	13,971	Bank of America N.A.	12/30/21	(25)
JPY	2,825,937	USD	24,873	Bank of America N.A.	12/30/21	(60)
JPY	1,814,475	USD	15,943	Bank of America N.A.	12/30/21	(10)
USD	3,022,661	JPY	344,923,920	Bank of America N.A.	11/17/21	(3,959)
USD	744,825	JPY	81,579,950	Bank of America N.A.	12/30/21	28,501
USD	33,803	JPY	3,782,845	Bank of America N.A.	12/30/21	587
USD	118,016	MXN	2,385,218	Morgan Stanley	12/15/21	2,917
USD	63,935	MYR	267,216	Goldman Sachs & Co.	12/15/21	(391)
NOK	82,052	USD	9,575	UBS AG	12/30/21	133
NOK	125,986	USD	14,734	UBS AG	12/30/21	172
USD	73,553	NOK	640,807	UBS AG	12/15/21	(2,277)
USD	358,485	NOK	3,096,462	UBS AG	12/30/21	(7,882)
USD	11,418	NOK	98,781	UBS AG	12/30/21	(269)
USD	64,775	PLN	247,112	UBS AG	12/15/21	2,894
USD	69,971	SGD	94,171	Bank of America N.A.	12/15/21	150
USD	148,194	THB	4,865,206	Goldman Sachs & Co.	12/15/21	1,619
						$(131,248)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	December 2021	$310,385	$(14,408)
U.S. Treasury 2-Year Notes	61	December 2021	13,374,250	(63,961)
U.S. Treasury 5-Year Notes	7	December 2021	852,250	(4,717)
U.S. Treasury 10-Year Ultra Notes	5	December 2021	725,156	(2,119)
U.S. Treasury Ultra Bonds	25	December 2021	4,910,156	21,108
			$20,172,197	$(64,097)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	25	December 2021	$3,267,578	$(9,287)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$3,920,450	$138,795	$181,798	$320,593
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$13,367,000	1,004,491	249,818	1,254,309
Markit CDX North America High Yield Index Series 36	Sell	5.00%	6/20/26	$2,500,000	225,864	10,544	236,408
					$1,369,150	$442,160	$1,811,310
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,041,344. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,219,162, which represented 3.2% of total net assets.
(5)Security is a zero-coupon bond.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,446,567.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,180,240, which includes securities collateral of $1,942,300.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	405,850,738	—	—
Common Stocks	203,911,660	58,862,541	—
Sovereign Governments and Agencies	—	23,481,560	—
U.S. Treasury Securities	—	22,066,176	—
Corporate Bonds	—	18,352,723	—
Collateralized Loan Obligations	—	7,240,469	—
Commercial Paper	—	6,626,844	—
Asset-Backed Securities	—	2,991,977	—
Preferred Stocks	—	2,242,199	—
Certificates of Deposit	—	1,930,615	—
Municipal Securities	—	1,866,357	—
Collateralized Mortgage Obligations	—	1,746,688	—
Exchange-Traded Funds	615,628	—	—
U.S. Government Agency Mortgage-Backed Securities	—	568,245	—
Temporary Cash Investments	13,988,009	—	—
Temporary Cash Investments - Securities Lending Collateral	1,237,940	—	—
	625,603,975	147,976,394	—
Other Financial Instruments
Futures Contracts	21,108	—	—
Swap Agreements	—	1,811,310	—
Forward Foreign Currency Exchange Contracts	—	127,066	—
	21,108	1,938,376	—
Liabilities
Other Financial Instruments
Futures Contracts	80,084	14,408	—
Forward Foreign Currency Exchange Contracts	—	258,314	—
	80,084	272,722	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,245	—	—	$(223)	$15,022	288	—	$60
American Century Emerging Markets Bond ETF	—	$6,661	—	(142)	6,519	133	—	46
American Century Focused Dynamic Growth ETF	46,367	—	$905	2,265	47,727	543	$545	—
American Century Focused Large Cap Value ETF	61,896	317	15,369	(898)	45,946	748	813	307
American Century Multisector Income ETF	—	26,678	—	(179)	26,499	532	—	132
American Century Quality Diversified International ETF	33,428	—	—	(310)	33,118	642	—	—
American Century STOXX U.S. Quality Growth ETF	47,414	—	5,337	(2,214)	39,863	522	4,159	68
American Century STOXX U.S. Quality Value ETF	62,021	—	20,829	(2,819)	38,373	760	2,164	246
Avantis Emerging Markets Equity ETF	29,196	2,922	—	(645)	31,473	487	—	—
Avantis International Equity ETF	31,773	—	—	495	32,268	499	—	—
Avantis International Small Cap Value ETF	11,111	—	—	169	11,280	170	—	—
Avantis U.S. Equity ETF	60,978	—	4,627	451	56,802	725	2,150	188
Avantis U.S. Small Cap Value ETF	20,070	—	526	1,417	20,961	266	26	28
	$419,499	$36,578	$47,593	$(2,633)	$405,851	6,315	$9,857	$1,075
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.